LOANS AND BORROWINGS - Aggregate maturities (Details) ¥ in Thousands	Sep. 30, 2017 CNY (¥)
Twelve-months ending September 30,
2018	¥ 638,682
2019	736,847
2020	516,839
2021	731,461
2022	250,469
Thereafter	6,279
Long-term borrowings	¥ 2,880,577